ACCUMULATED OTHER COMPREHENSIVE LOSS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ (149,214)
Reclassification into net earnings:
Net of tax amount	(58,496)	174,559	(148,035)
Balance at end of period	(207,700)	(149,214)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Loss
Balance at beginning of period	(149,214)	(323,569)	(175,483)
Unrecognized (losses) gains:
Gross	(110,296)	252,055	(235,450)
Tax effect	41,042	(95,948)	89,692
Reclassification into net earnings:
Gross	17,312	29,456	(3,710)
Tax effect	(6,544)	(11,208)	1,382
Net of tax amount	(58,486)	174,355	(148,086)
Balance at end of period	(207,700)	(149,214)	(323,569)
Foreign Currency Translation
Accumulated Other Comprehensive Loss
Balance at beginning of period	9,391	12,415	9,692
Unrecognized (losses) gains:
Gross	(1,911)	(3,024)	2,723
Reclassification into net earnings:
Net of tax amount	(1,911)	(3,024)	2,723
Balance at end of period	7,480	9,391	12,415
Pension & Other Benefits
Accumulated Other Comprehensive Loss
Balance at beginning of period	(153,001)	(345,465)	(202,183)
Unrecognized (losses) gains:
Gross	(91,684)	273,408	(248,434)
Tax effect	34,737	(102,846)	93,580
Reclassification into net earnings:
Gross	6,387	35,327	18,609
Tax effect	(2,425)	(13,425)	(7,037)
Net of tax amount	(52,985)	192,464	(143,282)
Balance at end of period	(205,986)	(153,001)	(345,465)
Deferred Gain (Loss) - Hedging
Accumulated Other Comprehensive Loss
Balance at beginning of period	(5,604)	9,481	17,008
Unrecognized (losses) gains:
Gross	(16,701)	(18,329)	10,261
Tax effect	6,305	6,898	(3,888)
Reclassification into net earnings:
Gross	10,925	(5,871)	(22,319)
Tax effect	(4,119)	2,217	8,419
Net of tax amount	(3,590)	(15,085)	(7,527)
Balance at end of period	$ (9,194)	$ (5,604)	$ 9,481